RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash
Our restricted cash balances are as follows:

(in thousands of $)	2016	2015
Methane Princess lease security deposits	111,958	134,477
Restricted cash relating to the cross currency interest rate swap (see note 24)	32,410	36,798
Restricted cash relating to the NR Satu facility (see note 21)	10,361	10,281
Restricted cash held by Eskimo SPV (see note 5)	—	4,031
Restricted cash relating to performance guarantees	7,686	7,686
Total restricted cash	162,415	193,273
Less: current portion of restricted cash	(44,927)	(56,714)
Long-term restricted cash	117,488	136,559